EMPLOYEE RELATED LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
EMPLOYEE RELATED LIABILITIES [Abstract]
Severance pay fund, Israeli employees	$ 10,015
Long-term employee liabilties, Israeli employees	12,087
Israeli employee termination benefits	3,986	$ 3,801	$ 3,756
Reduction to plan obiligation, USA employees	3,900
TJP [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Termination liability, Japanese employees	0	22,133
Payments for employee termination benefits, Japanese employees	$ 24,907	27,572
TPSCo [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Matching contribution (as a percent)	10.00%
Employee contribution (as a percent)	1.00%
Cost recognized	$ 6,823	$ 4,011